T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED			5.00%, 12/1/41	274	315
SECURITIES 106.0%			Federal National Mortgage Assn.
			3.50%, 6/1/42 - 5/1/46	2,433	2,634
U.S. Government Agency Obligations 78.3% (1)			4.00%, 11/1/40	694	756
Federal Home Loan Mortgage			Federal National Mortgage Assn. , ARM
2.50%, 4/1/30	119	125	12M USD LIBOR + 1.34%, 3.34%,
3.00%, 4/1/22 - 7/1/43	1,203	1,290	12/1/35	1	1
			12M USD LIBOR + 1.70%, 3.575%,
3.50%, 12/1/41 - 6/1/43	1,119	1,215	11/1/37	5	5
4.00%, 8/1/40 - 12/1/41	826	908	12M USD LIBOR + 1.886%,
4.50%, 9/1/23 - 5/1/42	540	602	4.518%, 8/1/36	3	3
5.00%, 11/1/33 - 12/1/40	248	285	Federal National Mortgage Assn. , CMO
5.50%, 9/1/20 - 10/1/38	139	161	4.00%, 6/25/44	263	269
6.00%, 8/1/21 - 10/1/39	61	72	5.50%, 10/25/34	1	1
6.50%, 9/1/34 - 9/1/39	74	84	Federal National Mortgage Assn. , CMO, ARM
Federal Home Loan Mortgage, ARM			1M USD LIBOR + 0.25%, 0.418%,
12M USD LIBOR + 1.625%,			7/25/35	17	17
3.464%, 4/1/37	2	2	1M USD LIBOR + 0.30%, 0.468%,
12M USD LIBOR + 1.748%,			7/25/36 - 11/25/47	838	835
3.744%, 2/1/37	2	2	1M USD LIBOR + 0.40%, 0.568%,
12M USD LIBOR + 1.831%, 3.88%,			1/25/49	57	57
1/1/37	1	1	1M USD LIBOR + 0.45%, 0.618%,
1Y CMT + 2.245%, 3.937%, 1/1/36	1	1	3/25/47	101	101
12M USD LIBOR + 1.708%,			1M USD LIBOR + 0.50%, 0.668%,
4.027%, 6/1/37	4	4	5/25/46 - 9/25/46	585	586
12M USD LIBOR + 1.979%,			1M USD LIBOR + 0.25%, 0.737%,
4.048%, 11/1/36	1	1	8/27/36	34	33
1Y CMT + 2.347%, 4.097%,			1M USD LIBOR + 1.00%, 1.168%,
11/1/34	13	14	9/25/32	18	18
12M USD LIBOR + 2.055%,			Federal National Mortgage Assn. , UMBS
4.119%, 12/1/36	1	1	2.50%, 11/1/31 - 5/1/32	337	355
12M USD LIBOR + 2.175%, 4.19%,			3.00%, 2/1/30 - 10/1/49	22,401	23,967
2/1/37	2	3	3.50%, 11/1/25 - 2/1/50	16,352	17,512
1Y CMT + 2.25%, 4.421%, 10/1/36	1	1	4.00%, 12/1/30 - 1/1/50	14,162	15,291
Federal Home Loan Mortgage, CMO			4.50%, 12/1/20 - 5/1/50	7,426	8,150
4.00%, 11/15/36	2	2	5.00%, 10/1/21 - 2/1/49	1,830	2,081
6.00%, 3/15/32	33	38	5.50%, 11/1/23 - 5/1/44	694	812
Federal Home Loan Mortgage, CMO, ARM			6.00%, 12/1/20 - 10/1/40	563	649
1M USD LIBOR + 0.30%, 0.484%,			6.50%, 2/1/32 - 10/1/39	113	131
10/15/48	67	66
1M USD LIBOR + 0.35%, 0.534%,			UMBS, TBA
12/15/48	1,225	1,222	2.00%, 7/1/35 - 6/1/50 (2)	5,300	5,439
1M USD LIBOR + 0.45%, 0.634%,			2.50%, 6/1/50 (2)	5,450	5,654
10/15/46 - 4/15/49	181	181	3.00%, 6/1/50 (2)	1,420	1,494
1M USD LIBOR + 0.50%, 0.684%,			4.50%, 6/1/50 (2)	2,175	2,349
8/15/46 - 2/15/47	401	401			110,443
1M USD LIBOR + 0.55%, 0.718%,
10/25/49	1,777	1,780
Federal Home Loan Mortgage, CMO, IO			U.S. Government Obligations 27.7%
3.00%, 12/15/32	477	31	Government National Mortgage Assn.
4.50%, 5/25/50	810	127	2.50%, 4/20/50	543	558
Federal Home Loan Mortgage, UMBS			3.00%, 9/15/42 - 3/20/50	9,822	10,297
3.00%, 5/1/31 - 4/1/50	5,924	6,319	3.50%, 9/15/41 - 2/20/50	8,939	9,643
3.50%, 11/1/47 - 3/1/48	1,896	2,055	4.00%, 2/20/40 - 10/20/48	4,733	5,097
4.00%, 1/1/50 - 3/1/50	3,291	3,516	4.50%, 6/15/39 - 9/20/48	2,951	3,246
4.50%, 5/1/50	385	418	5.00%, 1/20/33 - 11/20/48	3,869	4,301

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
5.50%, 2/20/33 - 3/20/49	2,189	2,403	Government National Mortgage
6.00%, 9/20/34 - 9/20/38	185	212	Assn. , TBA, 4.50%, 6/20/50 (2)	575	618
Government National Mortgage					39,129
Assn. , ARM,
1Y CMT + 1.50%, 3.875%, 5/20/34	20	21	Total U. S. Government & Agency Mortgage-
Government National Mortgage Assn. , CMO			Backed Securities
3.00%, 11/20/47 - 12/20/47	102	106	(Cost $145,203)		149,572
3.50%, 5/20/49	526	556
4.00%, 7/20/40	37	41	SHORT-TERM INVESTMENTS 6.4%
Government National Mortgage Assn. , CMO, ARM
1M USD LIBOR + 0.30%, 0.471%,			Money Market Funds 6.4%
9/20/48	148	148	T. Rowe Price Government Reserve
1M USD LIBOR + 0.45%, 0.621%,			Fund, 0.16% (3)(4)	8,964	8,964
2/20/49 - 8/20/49	1,566	1,567
1M USD LIBOR + 0.50%, 0.671%,			Total Short-Term Investments
4/20/49	212	212	(Cost $8,964)		8,964
Government National Mortgage Assn. , CMO, IO
3.50%, 4/20/39 - 5/20/43	527	34
4.00%, 5/20/37 - 2/20/43	158	12	Total Investments in Securities 112.4%
4.50%, 2/20/39 - 12/20/39	10	—	(Cost $154,167)		$158,536
5.00%, 6/20/39	2,111	57	Other Assets Less Liabilities (12.4)%		(17,490)
			Net Assets 100%		$141,046

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(2)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $15,554 and represents
11.0% of net assets.
(3)	Affiliated Companies
(4)	Seven-day yield
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CMO	Collateralized Mortgage Obligation
IO	Interest-only security for which the fund receives interest on notional principal
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$13+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/29/20	Cost	Cost	5/31/20
T. Rowe Price Government Reserve Fund	$12,076	¤	¤	$8,964^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $13 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,964.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 149,572	$ —	$ 149,572
Short-Term Investments	8,964	—	—	8,964
Total	$8,964	$ 149,572	$ —	$ 158,536

[1] Includes U. S. Government & Agency Mortgage-Backed Securities.